(37) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING CASH FLOW
Profit before taxes	R$ 1,846,670	R$ 1,380,547	R$ 1,454,454
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES
Depreciation and amortization	1,529,052	1,291,165	1,279,902
Interest on debts, inflation adjustment and exchange rate changes	1,863,311	2,052,959	1,519,819
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES	5,506,768	5,015,992	4,551,470
DECREASE (INCREASE) IN OPERATING ASSETS AND LIABILITIES
Dividends and interest on capital received	730,178	83,356	24,050
CASH FLOWS PROVIDED BY OPERATIONS	4,218,652	7,080,894	4,429,684
Interest paid on debts and debentures	(1,846,453)	(1,570,985)	(1,595,649)
Income tax and social contribution paid	(338,175)	(875,883)	(276,061)
NET CASH FROM OPERATING ACTIVITIES	2,034,024	4,634,026	2,557,974
INVESTING ACTIVITIES
NET CASH USED IN INVESTING ACTIVITIES	(2,509,321)	(3,815,219)	(1,524,894)
FINANCING ACTIVITIES
Dividends and interest on capital paid	336,934	231,749	5,204
NET CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	(2,440,057)	(336,612)	292,267
NET INCREASE IN CASH AND CASH EQUIVALENTS	(2,915,354)	482,195	1,325,347
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	6,164,997	5,682,802	4,357,455
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	3,249,642	6,164,997	5,682,802
Unconsolidated [member]
OPERATING CASH FLOW
Profit before taxes	1,250,525	890,398	875,250
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES
Depreciation and amortization	217	193	170
Provision for tax, civil and labor risks	61	425	1,497
Interest on debts, inflation adjustment and exchange rate changes	61,520	42,395	94,588
Equity interests in subsidiaries, associates and joint ventures	(1,349,766)	(922,362)	(926,951)
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES	(37,443)	11,049	44,553
DECREASE (INCREASE) IN OPERATING ASSETS AND LIABILITIES
Dividends and interest on capital received	1,172,336	1,606,073	627,014
Taxes recoverable	65,182	3,261	(12,350)
Other operating assets and liabilities	(19,043)	8,459	(2,526)
CASH FLOWS PROVIDED BY OPERATIONS	1,181,032	1,628,842	656,691
Interest paid on debts and debentures	(71,844)	(45,470)	(36,858)
Income tax and social contribution paid	(47,438)	(27,117)	(2,172)
NET CASH FROM OPERATING ACTIVITIES	1,061,750	1,556,255	617,661
INVESTING ACTIVITIES
Capital increase in investees	(9,400)	0	(490,010)
Advance for future capital increases	(383,340)	(1,384,520)	(52,680)
Other investing activities	(72,435)	(42,178)	10,298
NET CASH USED IN INVESTING ACTIVITIES	(465,175)	(1,426,698)	(532,392)
FINANCING ACTIVITIES
Borrowings and debentures raised	0	609,060	829,997
Repayment of principal of borrowings and debentures	(434,000)	(888,408)	(1,290,000)
Repayment of derivatives	0	(4,711)	0
Dividends and interest on capital paid	(220,966)	(204,717)	(850)
NET CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	(654,966)	(488,776)	(460,853)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(58,390)	(359,219)	(375,584)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	64,973	424,192	799,775
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	R$ 6,581	R$ 64,973	R$ 424,192